United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Quarter ended 1/31/08

Item 1.                      Schedule of Investments
Federated Institutional High Yield Bond Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Principal Amount	Value

		CORPORATE BONDS--64.2%
		Aerospace/Defense--2.1%
$150,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$145,500
75,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	73,687
125,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, (Series 144A), 8.875%, 4/1/2015	122,812
75,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, (Series 144A), 9.75%, 4/1/2017	71,625
200,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	198,000
175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	171,063
175,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	176,750
100,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	88,000
75,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	63,375
		TOTAL	1,110,812
		Automotive--2.3%
75,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	57,000
150,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	111,375
175,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 7.127%, 1/13/2012	147,535
50,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	44,490
175,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	168,269
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	168,372
225,000		General Motors Corp., Deb., 7.40%, 9/1/2025	166,500
200,000		General Motors Corp., Note, 8.375%, 7/15/2033	163,500
75,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	72,750
150,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	140,250
		TOTAL	1,240,041
		Building Materials--0.5%
100,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	108,160
75,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	65,625
50,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	39,250
75,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	59,625
		TOTAL	272,660
		Chemicals--2.1%
125,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	114,375
75,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	77,812
150,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	162,375
100,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	102,250
59,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	63,130
50,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2014	54,250
50,000	[1,2]	Mosaic Co./The, Sr. Note, 7.875%, 12/1/2016	54,250
50,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	50,250
150,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	153,000
125,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	95,000
125,000		Terra Capital, Inc., Company Guarantee, (Series B), 7.00%, 2/1/2017	123,438
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	72,197
		TOTAL	1,122,327
		Consumer Products--3.1%
100,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	83,500
59,428		AAC Group Holding Corp., Sr. PIK Deb., (Series WI), 14.75%, 10/1/2012	51,999
175,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	161,000
175,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	174,125
175,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	171,500
175,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	150,500
200,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	185,000
225,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	223,313
150,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	130,500
100,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	55,000
300,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	291,750
		TOTAL	1,678,187
		Energy--3.3%
175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	165,375
100,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	97,000
50,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	49,750
250,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	256,875
150,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	149,250
50,000		Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017	49,125
100,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	97,500
150,000	[1,2]	Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	150,750
50,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	48,125
100,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	100,500
75,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	69,000
50,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	45,625
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	72,722
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	47,750
125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	125,781
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	48,938
50,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	51,125
150,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	154,875
		TOTAL	1,780,066
		Entertainment--0.8%
125,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	115,000
150,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.894%, 4/1/2012	137,250
75,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	77,438
125,000		Universal City Florida Holding Co., Floating Rate Note, 7.989%, 5/1/2010	121,250
		TOTAL	450,938
		Environmental--0.8%
375,000		Allied Waste North America, Inc., Note, (Series B), 7.125%, 5/15/2016	372,187
50,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	52,750
		TOTAL	424,937
		Financial Institutions--1.7%
150,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	139,875
325,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	284,771
175,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	145,512
200,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	195,000
125,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI), 9.75%, 5/15/2014	116,250
		TOTAL	881,408
		Food & Beverage--4.3%
250,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	232,500
150,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	150,000
100,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.739%, 2/1/2015	90,000
200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	195,000
75,000		Constellation Brands, Inc., 8.375%, 12/15/2014	77,625
50,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	47,750
75,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	72,000
100,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	91,000
200,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	183,000
200,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	187,000
100,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	50,500
175,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	173,250
100,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	66,000
200,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	175,500
100,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	86,000
100,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	81,750
150,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	142,125
150,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	142,500
50,000		Smithfield Foods, Inc., Sr. Note, (Series B), 8.00%, 10/15/2009	50,875
		TOTAL	2,294,375
		Gaming--3.6%
150,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	113,250
149,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	144,157
125,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	120,312
175,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	69,562
100,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	93,500
50,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	51,312
150,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	132,750
75,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	72,375
225,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	231,188
75,000		MTR Gaming Group, Inc., Company Guarantee, (Series B), 9.75%, 4/1/2010	72,375
50,000		MTR Gaming Group, Inc., Sr. Sub. Note, (Series B), 9.00%, 6/1/2012	43,250
150,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	155,438
75,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	75,375
100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	95,500
150,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	135,750
50,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	44,313
100,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	100,000
175,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	169,531
		TOTAL	1,919,938
		Health Care--5.9%
125,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	133,125
175,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	139,125
100,000		Advanced Medical Optics, Inc., Company Guarantee, 7.50%, 5/1/2017	85,000
75,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	76,312
75,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	72,563
50,000	[1,2]	Biomet, Inc., Sr. Note, 10.375%, 10/15/2017	50,500
50,000	[1,2]	Biomet, Inc., Sr. Sub. Note, 11.625%, 10/15/2017	49,063
100,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	100,500
100,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	100,725
150,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	128,625
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	78,250
200,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	211,000
325,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	341,656
175,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	181,125
100,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	90,500
150,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	148,500
175,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	167,125
50,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.288%, 6/1/2015	47,750
150,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	142,875
200,000	[1,2]	Varietal Distribution, Unsecd. Note, (Series 144A), 10.25%, 7/15/2015	188,000
50,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	50,000
300,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	303,750
50,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	50,500
224,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	189,280
		TOTAL	3,125,849
		Industrial - Other--4.5%
175,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	163,625
100,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	96,000
200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	197,500
100,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	97,500
125,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	120,312
50,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	46,625
100,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	96,000
175,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	167,562
100,000		General Cable Corp., Floating Rate Note - Sr. Note, 7.104%, 4/1/2015	89,500
50,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	47,875
75,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	76,500
175,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	171,500
150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	141,000
50,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	42,750
75,000		Norcross Safety Products, Sr. Sub. Note, (Series B), 9.875%, 8/15/2011	77,438
175,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	149,188
125,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	128,281
105,440		Safety Products Holdings, Inc., Sr. Note, (Series B), 11.75%, 1/1/2012	111,503
75,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	71,625
75,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	67,875
50,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	34,750
75,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	70,875
150,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	145,125
		TOTAL	2,410,909
		Lodging--0.5%
50,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	49,375
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	145,125
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	73,397
		TOTAL	267,897
		Media - Cable--1.3%
225,000		CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009	229,500
250,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	238,125
150,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	152,625
50,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	46,875
		TOTAL	667,125
		Media - Non-Cable--6.1%
91,653		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	91,195
75,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	67,125
100,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	94,500
125,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	129,844
200,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	178,500
100,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	97,875
225,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	202,500
225,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	226,125
350,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	288,750
175,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	175,219
175,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	166,688
50,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	49,625
75,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	71,438
175,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	181,125
100,000	[1,2]	Quebecor Media, Inc., Sr. Note, 7.75%, 3/15/2016	93,250
100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	93,250
75,000		R.H. Donnelly Corp, Sr. Disc. Note, (Series A-2), 6.875%, 1/15/2013	63,375
75,000		R.H. Donnelly Corp, Sr. Disc. Note, (Series W1), 6.875%, 1/15/2013	63,375
225,000	[1,2]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	191,813
50,000		R.H. Donnelly Corp, Sr. Note, (Series A-3), 8.875%, 1/15/2016	43,125
119,000		R.H. Donnelly Corp, Sr. Sub. Note, (Series B), 9.875%, 8/15/2013	121,677
250,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	194,375
175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	174,344
100,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	75,250
125,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	108,125
		TOTAL	3,242,468
		Metals & Mining--0.7%
100,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	78,500
75,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	53,061
125,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	133,125
100,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	92,750
		TOTAL	357,436
		Packaging--1.6%
125,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	123,437
200,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	178,500
200,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	204,500
225,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	234,000
100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	100,375
		TOTAL	840,812
		Paper--0.8%
225,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	213,187
50,000	[1,2]	NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	50,000
150,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	149,250
		TOTAL	412,437
		Restaurants--0.3%
100,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	88,750
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 7.491%, 3/15/2014	90,500
		TOTAL	179,250
		Retailers--2.4%
175,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	156,625
150,000	[1,2]	Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017	69,750
225,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	224,719
175,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	158,375
175,000		General Nutrition Center, Company Guarantee, 10.009%, 3/15/2014	144,375
175,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	155,313
150,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	145,500
175,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	143,500
100,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	90,000
		TOTAL	1,288,157
		Services--0.8%
150,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	127,500
200,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	183,000
125,000		West Corp., Sr. Note, 9.50%, 10/15/2014	116,875
		TOTAL	427,375
		Technology--3.8%
175,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	148,531
175,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	168,875
50,000		Deluxe Corp., 5.125%, 10/1/2014	43,250
50,000		Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015	49,375
225,000	[1,2]	First Data Corp., Company Guarantee, 9.875%, 9/24/2015	199,406
150,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	122,625
150,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	129,000
175,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	169,313
150,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	159,375
150,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	147,000
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.229%, 4/1/2012	50,715
125,000		SunGard Data Systems, Inc., Sr. Note, (Series WI), 9.125%, 8/15/2013	127,500
275,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	276,375
125,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	123,750
100,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	105,081
		TOTAL	2,020,171
		Textile--0.3%
150,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	153,375
		Tobacco--0.3%
150,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	164,378
		Transportation--0.9%
150,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	142,500
100,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	97,000
100,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	96,625
100,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	96,750
50,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	49,188
		TOTAL	482,063
		Utility - Electric--3.3%
50,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	50,709
275,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	251,625
250,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	256,250
100,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	97,750
50,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	49,750
83,894	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	86,043
150,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	157,125
50,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	48,813
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	145,688
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	145,313
50,000		Nevada Power Co., Mtg. Note, (Series L), 5.875%, 1/15/2015	50,627
50,000		Nevada Power Co., Second Mortgage Notes, (Series O), 6.50%, 5/15/2018	52,764
100,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	101,750
50,000	[1,2]	TECO Finance, Inc., Unsub., 6.75%, 5/1/2015	52,506
150,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	148,125
75,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	74,063
		TOTAL	1,768,901
		Utility - Natural Gas--3.3%
225,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	223,312
50,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	50,020
200,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	182,000
200,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	194,500
50,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	51,203
75,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	79,302
131,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	133,620
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	193,000
225,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	263,699
75,000		Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016	76,125
100,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	108,250
175,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	193,813
		TOTAL	1,748,844
		Wireless Communications--1.7%
150,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	131,625
75,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.479%, 1/1/2013	71,812
75,000		Centennial Cellular Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	70,875
75,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	75,562
103,785	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	91,590
100,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	101,875
175,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	161,875
125,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	130,601
75,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	77,889
		TOTAL	913,704
		Wireline Communications--1.1%
400,000		Qwest Corp., Note, 8.875%, 3/15/2012	424,500
50,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	52,504
100,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	104,000
		TOTAL	581,004
		TOTAL CORPORATE BONDS (IDENTIFIED COST $35,934,637)	34,227,844
		COMMON STOCK--0.0%
		Industrial - Other--0.0%
3,537	[1,3]	Neenah Enterprises, Inc., Warrants (IDENTIFIED COST $0)	35
		MUTUAL FUNDS--35.5%[4]
2,636,545		High Yield Bond Portfolio	17,058,447
1,857,683	[5]	Prime Value Obligations Fund, Institutional Shares, 4.22%	1,857,683
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $19,619,138)	18,916,130
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $55,553,775)[6]	53,144,009
		OTHER ASSETS AND LIABILITIES---NET—0.3%[7]	182,122
		TOTAL NET ASSETS—100%	$53,326,131

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $6,310,703, which represented 11.8% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At January 31, 2008, these liquid restricted securities amounted to $6,310,668 which represented 11.8% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	Neenah Enterprises, Inc., Warrants	9/24/2003	$0

3	Non-income producing security.
4	Affiliated companies.
5	7-Day net yield.
6
At January 31, 2008, the cost of investments for federal tax purposes was $55,607,785.  The net unrealized depreciation of investments for federal tax purposes was $2,463,776.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $262,927 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,726,703.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund’s adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust.  A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Institutional Trust

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 20, 2008

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008